RELATED PARTIES	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTIES

NOTE 8 – RELATED PARTIES

A.	Transactions and balances with related parties

	Year ended December 31
	2022	2021
	U.S. Dollars in thousands

Research and development expenses:
Directors compensation and fees to officers	105	74
	105	74

General and administrative expenses:
Directors compensation and fees to officers (*)	2,184	919
(*) Share based compensation	702	404

Financing expenses, net:
Financial expenses related to convertible loan	637	1,129
Interest on loan	2	-*

(*)	Less than 1 thousand

B.	Balances with related parties:

	As of December 31,
	2022	2021
	U.S. Dollars in thousands

Current Assets:
Short term loan granted to others	-	15

Current Liabilities:
Short term loan	82	-
Convertible notes	-	1,431
Accounts payable	120	20
Accrued compensation	1,384	838

Non-current Liabilities:
Convertible notes	1,814	-

CITRINE GLOBAL CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

C.	Commencing in February 2020, Ora Elharar Soffer, CEO and Chairperson of the Board, was entitled to a monthly fee of $20 thousands and certain reimbursements, such as vehicle, traveling, lodging and other expenses on behalf of the Company, the payment of such compensation was deferred until the Company consummates an investment of at least $1.8 million in the Company’s securities.

In addition, on August 15, 2021, the board of directors of Cannovation determined to adjust the compensation of the Chairperson (and interim Chief Executive Officer), Ora Elharar Soffer, to $10 thousands per month, in each case retroactive to July 1, 2021. These amounts would be paid at such time as Cannovation shall become due and payable from, and such time as Cannovation shall have, available funds therefor and as part of the operating budget for a minimum period of 18 months.

As of December 31, 2022, and 2021, an amount of $870 thousands and $499 thousands, respectively, was recorded representing compensation earned by Ms. Elharar Soffer.

D.	Commencing in February 2020, Ilan Ben-Ishay, a director in Citrine Global, is entitled to a monthly fee of $3.5 thousands and certain reimbursements for traveling lodging and vehicle expenses on behalf of the Company, the payment of such compensation was deferred until the Company consummates an investment of at least $1.8 million in the Company’s securities.

In addition, on August 15, 2021, the board of directors of Cannovation determined to adjust the compensation of Ilan Ben Ishay, a director at Cannovation, to $2 thousands per month, in each case retroactive to July 1, 2021. These amounts would be paid at such time as Cannovation shall become due and payable from, and such time as Cannovation shall have, available funds therefor and as part of the operating budget for a minimum period of 18 months.

As of December, 31, 2022, and 2021, an amount of $152 thousands and $86 thousand, respectively was recorded representing compensation earned by Mr. Ben-Ishay.

On January 18, 2023, Mr. Ilan Ben Ishay resigned from his position as a director on the Board of the Company

E.	Commencing in May 2020, Ms. Halperin, director & CFO of the Company, was entitled to a monthly fee of an additional $4 thousands, resulting in an aggregate monthly fee (from the February 2020 agreement as detailed above) of $7 thousands, and certain reimbursements for traveling lodging and vehicle expenses on behalf of the Company, the payment of such compensation was deferred until the Company consummates an investment of at least $1.8 million in the Company’s securities.

In addition, on August 15, 2021, the board of directors of Cannovation determined to adjust the compensation of Ilanit Halperin at Cannovation, to $4 thousands per month, in each case retroactive to July 1, 2021. These amounts would be paid at such time as Cannovation shall become due and payable from, and such time as Cannovation shall have, available funds therefor and as part of the operating budget for a minimum period of 18 months.

As of December, 31, 2022, and 2021, an amount of $303 thousands and $171 thousand, respectively, was recorded representing compensation earned by Ms. Halperin.

F.	Commencing in March 2021, Adv. David Kretzmer, a director, is entitled to a monthly fee of $7 thousands and certain reimbursements for traveling lodging and vehicle expenses on behalf of the Company, the payment of such compensation was deferred until the Company consummates an investment of at least $1.8 million in the Company’s securities.

In addition, on August 15, 2021, the board of directors of Cannovation determined to adjust the compensation of David Kretzmer, a director at Cannovation, to $2 thousands per month, in each case retroactive to July 1, 2021. These amounts would be paid at such time as Cannovation shall become due and payable from, and such time as Cannovation shall have, available funds therefor and as part of the operating budget for a minimum period of 18 months.

CITRINE GLOBAL CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

On August 9, 2022, Mr. David Kretzmer’s fee in respect of services provided to the Company was reduced from $7,000 per month to $1,500 per month. Mr. Kretzmer’s monthly fee for services rendered to Cannovation Center Israel at the rate of $2,000 per month was unaffected

As of December, 31, 2022, and 2021, an amount of $163 thousands and $82 thousand, respectively, was recorded representing compensation earned by Adv. David Kretzmer.

G.	Commencing in September 2020, Doron Birger, a director, is entitled to a monthly fee of $1.5 thousands. From July 2022 the payment of such compensation was deferred until the Company consummates an investment of at least $1.8 million in the Company’s securities.

As of December, 31, 2022 an amount of $9 thousands was recorded representing compensation earned by Doron Birger.

H.	On August 15, 2021, the board determined to award a bonus to the Company’s Chairperson of the Board, CEO, CFO, officers, directors and senior management equal to two percent (2%) of any capital raise, subject to prior repayment of the outstanding convertible loans and so long as the payment thereof would be from available funds and part of the Company’s operating budget for a minimum period of 18 months. In addition, the Board agreed to a bonus Company’s Chairperson of the Board, CEO, CFO, officers, directors and senior management of 2% from operating profits which will become payable upon the fulfillment of certain specified targets that the Board will establish, subject to prior repayment of the outstanding convertible loans and so long as the payment thereof would be from available funds and as part of the Company’s operating budget for a minimum period of 18 months.

I.	On September 29, 2021, the Company advanced to iBOT, a related party, a loan of NIS50 thousands (approximately $15) with a 12 month maturity date. The loan bears interest at an effective annual interest rate of 12% as and is convertible, at the option of Citrine Global, into equity shares of iBOT at conversion rate equal to the lower of (i) 25% discount to the most recent round of capital raised by iBOT during the term of the loan and (ii) the rate specified in the framework agreement. In addition, Citrine Global is entitled to convert the outstanding loan, in whole or in part, to satisfy payments of amounts owed to iBOT under the services agreements between the parties. On October 8, 2021 the Company transferred a first tranche of $15 thousands. The loan was repaid in full during 2022. As for additional transaction with iBOT, see note 1 above.

J.	On October 19, 2022, Mr. Dror Shaked and Mr. David Freidenberg were appointed to serve as independent directors on the Board of Directors of Citrine Global, Corp., effective upon (and subject to) the listing of the Company’s stock on the Nasdaq Stock Market .

CITRINE GLOBAL CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS